UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5039

        Credit Suisse Fixed Income Fund
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse Fixed Income Fund
Schedule of Investments
July 31, 2005 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (28.1%)
Aerospace & Defense (0.5%)
$760	Goodrich Corp., Notes §	(BBB- , Baa3)	04/15/08	7.500	$809,792

Banks (1.9%)
635	Bank of America Corp., Global Notes	(AA- , Aa2)	10/01/10	4.250	624,153
150	Bank of America Corp., Rule 144A,
	Company Guaranteed Notes
	(Callable 12/31/06 @ $104.04) ‡	(A , Aa3)	12/31/26	8.070	162,079
395	Bank of New York Company, Inc.,
	Senior Subordinated Notes
	(Callable 03/15/08 @ $100.00) #	(A , A1)	03/15/13	3.400	381,247
1,000	Fifth Third Bank, Subordinated Notes	(A+ , Aa2)	02/01/15	4.750	984,882
500	Key Bank NA, Subordinated Notes	(A- , A2)	07/01/14	5.800	528,497
300	National City Bank, Series BKNT, Notes	(A+ , Aa3)	08/01/09	4.150	296,033

					2,976,891

Chemicals (0.2%)
380	Lubrizol Corp., Senior Notes	(BB+ , Baa3)	10/01/09	4.625	376,860

Commercial Services (0.5%)
450	Cendant Corp., Units	(BBB+ , Baa1)	08/17/06	4.890	448,574
270	Erac USA Finance Co., Rule 144A, Notes ‡	(BBB+ , Baa1)	05/15/06	6.625	273,174

					721,748

Diversified Financials (7.8%)
840	BAE Systems Holdings, Inc., Rule 144A, Notes ‡	(BBB , Baa2)	08/15/15	5.200	834,449
175	Capital One Financial Corp., Senior Notes	(BBB- , Baa3)	05/17/07	4.738	175,942
815	Citigroup, Inc., Global Subordinated Notes	(A+ , Aa2)	09/15/14	5.000	817,515
540	Ford Motor Credit Co., Global Notes §	(BB+ , Baa2)	01/25/07	6.500	545,839
250	Ford Motor Credit Co., Global Notes §	(BB+ , Baa2)	01/15/10	5.700	235,837
225	Ford Motor Credit Co., Global Notes §	(BB+ , Baa2)	10/01/13	7.000	218,926
1,300	General Electric Capital Corp., Global Notes #	(AAA , Aaa)	03/04/08	3.390	1,300,961
350	General Electric Capital Corp., Global Notes §	(AAA , Aaa)	03/04/15	4.875	351,264
1,190	General Electric Capital Corp., Series MTNA,
	Global Notes	(AAA , Aaa)	06/15/12	6.000	1,274,844
245	General Motors Acceptance Corp., Global Bonds	(BB , Baa2)	11/01/31	8.000	238,288
190	General Motors Acceptance Corp., Global Notes §	(BB , Baa2)	12/01/14	6.750	179,260
625	Goldman Sachs Group, Inc., Global Notes	(A+ , Aa3)	01/15/15	5.125	627,220
1,625	Household Finance Corp., Global Notes	(A , A1)	12/15/08	4.125	1,598,917
225	JPMorgan Chase & Co., Global Notes	(A+ , Aa3)	03/01/15	4.750	220,401
530	MBNA America Bank, Rule 144A, Subordinated
	Notes ‡	(BBB , Baa2)	03/15/08	6.750	559,191
202	Merey Sweeny LP, Rule 144A, Senior Notes ‡	(NR , Baa3)	12/18/19	8.850	238,476
425	Morgan Stanley, Global Subordinated Notes	(A , A1)	04/01/14	4.750	413,824
625	OMX Timber Finance Investment LLC, Rule 144A,
	Company Guaranteed Notes
	(Callable 10/31/19 @ $100.00) ‡#	(A+ , Aa3)	01/29/20	5.420	632,578
870	SLM Corp., Series MTNA, Notes	(A , A2)	01/15/09	4.000	854,445
715	Toll Brothers Finance Corp., Global Company
	Guaranteed Notes	(BBB- , Baa3)	11/15/12	6.875	784,005

					12,102,182

Electric (2.6%)
310	American Electric Power Company, Inc.,
	Series A, Global Notes	(BBB , Baa3)	05/15/06	6.125	314,180
545	Cincinnati Gas & Electric Co., Notes	(BBB , Baa1)	09/15/12	5.700	571,265

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Electric
$285	Constellation Energy Group, Inc., Notes	(BBB , Baa1)	04/01/07	6.350	$293,120
200	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa1)	11/15/06	3.660	197,804
600	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	597,256
400	Oklahoma Gas & Electric Co., Bonds
	(Callable 08/01/14 @ $103.25)	(BBB+ , A2)	08/01/34	6.500	421,538
285	Old Dominion Electric Cooperative, Series A,
	Secured Notes	(AAA , Aaa)	06/01/11	6.250	306,641
290	Pacific Gas & Electric Co., First Mortgage Notes	(BBB , Baa1)	03/01/34	6.050	311,999
365	PacifiCorp, First Mortgage Notes	(A- , A3)	11/15/11	6.900	406,977
560	TXU Corp., Rule 144A, Notes ‡	(BB+ , Ba1)	11/15/14	5.550	548,731

					3,969,511

Entertainment (0.1%)
160	AMC Entertainment, Inc., Senior Subordinated
	Notes (Callable 02/01/06 @ $101.58)	(CCC+ , B3)	02/01/11	9.500	159,600

Environmental Control (0.5%)
625	Waste Management, Inc., Global Company
	Guaranteed Notes	(BBB , Baa3)	05/15/32	7.750	784,077

Food (1.1%)
445	ConAgra Foods, Inc., Notes	(BBB+ , Baa1)	09/15/11	6.750	483,193
430	ConAgra Foods, Inc., Notes §	(BBB+ , Baa1)	09/15/30	8.250	572,247
745	Kellogg Co., Global Senior Notes	(BBB+ , Baa1)	06/01/08	2.875	711,994

					1,767,434

Gas (0.4%)
585	Sempra Energy, Notes	(BBB+ , Baa1)	12/01/05	6.950	590,466

Home Builders (2.3%)
810	Centex Corp., Senior Notes	(BBB , Baa2)	11/01/10	4.550	791,114
1,225	D.R. Horton, Inc., Senior Notes §	(BB+ , Ba1)	02/15/15	5.250	1,192,380
1,170	Lennar Corp., Rule 144A, Senior Unsecured
	Notes ‡	(BBB , Baa3)	05/31/15	5.600	1,179,661
375	Pulte Homes, Inc., Notes	(BBB- , Baa3)	02/15/35	6.000	359,748

					3,522,903

Insurance (1.9%)
1,265	American International Group, Inc.,
	Global Notes #	(AA , Aa)	05/15/13	4.250	1,209,540
770	Berkshire Hathaway Finance Corp., Global
	Company Guaranteed Notes	(AAA , Aaa)	01/15/10	4.125	754,058
235	Florida Windstorm Underwriting Association,
	Rule 144A, Senior Notes ‡	(A- , A3)	08/25/07	6.850	244,027
610	Nationwide Mutual Insurance Co., Rule 144A,
	Bonds (Callable 04/15/14 @ $100.00) ‡	(A- , A2)	04/15/34	6.600	622,218
140	Progressive Corp., Senior Notes	(A+ , A1)	12/01/32	6.250	155,202

					2,985,045

Investment Company (0.2%)
300	Frank Russell Co., Rule 144A, Company
	Guaranteed Notes ‡	(AAA , Aa1)	01/15/09	5.625	310,842

Lodging (0.0%)
63	Windsor Woodmont Black Hawk, Series B, First
	Mortgage Notes ^^ø	(NR , NR)	03/15/49	13.000	4,809

Media (2.1%)
330	CCO Holdings LLC, Global Senior Notes
	(Callable 11/15/08 @ $104.38) §	(CCC- , B3)	11/15/13	8.750	331,650

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media
$730	Comcast Cable Communications Holdings, Inc.,
	Global Company Guaranteed Notes	(BBB+ , Baa2)	03/15/13	8.375	$878,814
640	Comcast Corp., Company Guaranteed Notes	(BBB+ , Baa2)	06/15/16	4.950	625,300
425	News America Holdings, Inc., Company
	Guaranteed Notes §	(BBB- , Baa3)	02/01/13	9.250	532,433
350	News America, Inc., Company Guaranteed Notes	(BBB- , Baa3)	11/30/28	7.625	417,806
320	Time Warner, Inc., Global Company
	Guaranteed Notes	(BBB+ , Baa1)	04/15/31	7.625	395,537

					3,181,540

Mining (0.4%)
620	Phelps Dodge Corp., Senior Notes §	(BBB , Baa2)	03/15/34	6.125	643,940

Miscellaneous Manufacturing (0.5%)
810	Textron, Inc., Senior Notes	(A- , A3)	08/01/10	4.500	797,054

Oil & Gas (1.3%)
600	Amerada Hess Corp., Notes	(BBB- , Ba1)	08/15/31	7.300	714,186
140	Enterprise Products Operating LP, Senior Notes	(BB+ , Baa3)	06/01/10	4.950	139,190
450	Enterprise Products Operating LP, Series B,
	Global Senior Notes	(BB+ , Baa3)	10/15/34	6.650	487,071
360	Pemex Project Funding Master Trust, Rule 144A,
	Company Guaranteed Notes ‡#	(BBB , Baa1)	06/15/10	4.710	371,700
370	XTO Energy, Inc., Notes	(BBB- , Baa3)	06/30/15	5.300	371,450

					2,083,597

Pipelines (0.2%)
325	Kinder Morgan Energy Partners LP, Notes	(BBB+ , Baa1)	11/15/14	5.125	324,736

Real Estate (0.3%)
400	EOP Operating LP, Notes	(BBB+ , Baa2)	10/01/10	4.650	392,865

Retail (0.6%)
845	Target Corp., Notes	(A+ , A2)	08/15/10	7.500	953,696

Savings & Loans (0.3%)
400	Washington Mutual Bank, Global Subordinated
	Notes	(A- , A3)	01/15/15	5.125	398,962

Software (0.5%)
795	First Data Corp., Senior Notes §	(A+ , A1)	06/15/15	4.950	790,454

Telecommunications (1.8%)
165	ALLTEL Corp., Notes	(A , A2)	05/17/07	4.656	165,594
260	Anixter International, Inc., Company Guaranteed
	Notes	(BB+ , Ba1)	03/01/15	5.950	255,105
370	Motorola, Inc., Notes	(BBB+ , Baa2)	11/16/07	4.608	370,101
160	New Cingular Wireless Services, Inc., Global
	Senior Notes	(A , Baa2)	03/01/31	8.750	221,723
345	SBC Communications, Inc., Global Notes	(A , A2)	09/15/14	5.100	347,507
325	Sprint Capital Corp., Global Company
	Guaranteed Notes	(BBB- , Baa3)	01/30/11	7.625	367,207
305	Sprint Capital Corp., Global Company
	Guaranteed Notes	(BBB- , Baa3)	03/15/32	8.750	421,004
650	Verizon Wireless Capital LLC, Global Notes	(A+ , A3)	12/15/06	5.375	659,186

					2,807,427

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Transportation (0.1%)
$175	Horizon Lines LLC, Rule 144A, Notes
	(Callable 11/01/08 @ $104.50) ‡	(CCC+ , B3)	11/01/12	9.000	$188,562

TOTAL CORPORATE BONDS (Cost $43,144,517)					43,644,993

ASSET BACKED SECURITIES (5.7%)
247	Ameriquest Mortgage Securities, Inc.,
	Series 2003-AR2, Class A4 #	(AA , Aa)	05/25/33	3.810	247,162
1,085	Asset Backed Funding Certificates, Series
	2005-AQ1, Class A4 #	(AAA , Aaa)	06/25/35	5.010	1,078,727
540	Asset Backed Funding Certificates, Series
	2005-AQ1, Class M1 #	(AA , Aa)	06/25/35	5.240	531,058
44	Chase Funding Mortgage Loan, Series 2002-2,
	Class 1A4	(AAA , Aaa)	08/25/28	4.877	43,550
550	CIT Group Home Equity Loan Trust,
	Series 2003-1, Class M1 #	(AA , Aa2)	10/20/32	4.670	541,338
800	Countrywide Asset-Backed Certificates,
	Series 2005-4, Class MF2	(AA , Aa2)	10/25/35	5.136	789,117
591	Countrywide Home Equity Loan Trust,
	Series 2002-C, Class A #	(AAA , Aaa)	05/15/28	3.628	591,493
1,635	Finance America Mortgage Loan Trust,
	Series 2004-2, Class M1 #	(AA+ , Aa1)	08/25/34	4.010	1,640,137
780	First Franklin Mortgage Loan Asset-Backed
	Certificates, Series 2005-FF5, Class A2B #	(AAA , Aaa)	03/25/35	3.690	779,512
66	GE Capital Mortgage Services, Inc., Series
	1998-HE1, Class A7	(AAA , Aaa)	06/25/28	6.465	65,458
313	Greenpoint Home Equity Loan Trust, Series
	2003-1, Class A #	(AAA , Aaa)	04/15/29	3.658	313,637
354	Greenpoint Home Equity Loan Trust, Series
	2004-3, Class A #	(AAA , Aaa)	03/15/35	3.618	354,583
545	Ixis Real Estate Capital Trust, Series 2005-HE2,
	Class M1 #	(AA , Aa1)	09/25/35	3.890	545,486
890	MBNA Credit Card Master Note Trust, Series
	2002-C1, Class C1	(BBB , Baa2)	07/15/14	6.800	973,020
69	Mortgage Lenders Network Home Equity Loan,
	Series 1998-2, Class A1 #	(AAA , Aaa)	07/25/29	6.605	69,333
307	Vanderbilt Mortgage Finance, Series 1998-C,
	Class 1B1	(BBB , Baa1)	02/07/15	6.970	310,360

TOTAL ASSET BACKED SECURITIES (Cost $8,919,263)					8,873,971

MORTGAGE-BACKED SECURITIES (49.1%)
1,505	Bank of America Commercial Mortgage, Inc.,
	Series 2005-1, Class A5 #	(AAA , Aaa)	11/10/42	4.977	1,536,461
118,606	Bank of America Commercial Mortgage, Inc.,
	Series 2005-1, Class XW #	(AAA , Aaa)	11/10/42	0.162	699,536
825	Bank of America Commercial Mortgage, Inc.,
	Series 2005-2, Class A2	(AAA , Aaa)	07/10/43	4.247	819,160
39,656	Bear Stearns Commercial Mortgage Securities,
	Inc., Series 2003-PWR2, Class X1 #	(AAA , Aaa)	05/11/39	0.118	699,141
1,615	Bear Stearns Commercial Mortgage Securities,
	Inc., Series 2005-PWR8, Class A4	(AAA , Aaa)	06/11/41	4.674	1,583,697
1,400	Fannie Mae Global Bonds	(AAA , Aaa)	11/15/30	6.625	1,763,329
12	Fannie Mae Pool #004542	(AAA , Aaa)	12/01/08	12.000	12,708
1,963	Fannie Mae Pool #357739 ‡‡	(AAA , Aaa)	03/01/35	6.000	2,010,545
1,958	Fannie Mae Pool #357790 ‡‡	(AAA , Aaa)	05/01/35	6.000	2,001,246
1,557	Fannie Mae Pool #618250 ^^	(AAA , Aaa)	01/01/32	6.000	1,592,235
209	Fannie Mae Pool #656862	(AAA , Aaa)	04/01/33	6.000	213,341
1,562	Fannie Mae Pool #667742 ^^	(AAA , Aaa)	04/01/33	6.000	1,597,004
1,312	Fannie Mae Pool #703337	(AAA , Aaa)	04/01/33	5.500	1,320,390

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

MORTGAGE-BACKED SECURITIES
$263	Fannie Mae Pool #703598	(AAA , Aaa)	05/01/18	5.500	$267,980
208	Fannie Mae Pool #705651	(AAA , Aaa)	06/01/18	5.500	212,329
816	Fannie Mae Pool #713667	(AAA , Aaa)	07/01/33	5.000	805,101
780	Fannie Mae Pool #721796	(AAA , Aaa)	06/01/18	4.500	768,889
1,643	Fannie Mae Pool #725205	(AAA , Aaa)	03/01/34	5.000	1,621,874
1,504	Fannie Mae Pool #725231	(AAA , Aaa)	02/01/34	5.000	1,482,831
1,952	Fannie Mae Pool #725248	(AAA , Aaa)	03/01/34	5.000	1,927,114
1,508	Fannie Mae Pool #725277	(AAA , Aaa)	03/01/19	4.500	1,485,801
1,493	Fannie Mae Pool #725414	(AAA , Aaa)	05/01/19	4.500	1,470,205
1,850	Fannie Mae Pool #733389	(AAA , Aaa)	08/01/33	5.000	1,826,217
1,233	Fannie Mae Pool #743364	(AAA , Aaa)	10/01/33	5.500	1,240,898
1,523	Fannie Mae Pool #753108	(AAA , Aaa)	12/01/33	5.500	1,531,507
445	Fannie Mae Pool #757490	(AAA , Aaa)	01/01/34	5.500	447,861
2,220	Fannie Mae Pool #758789 ‡‡	(AAA , Aaa)	12/01/33	5.500	2,232,671
1,758	Fannie Mae Pool #761831 ‡‡	(AAA , Aaa)	08/01/33	5.500	1,769,753
771	Fannie Mae Pool #767184	(AAA , Aaa)	02/01/19	5.500	787,387
1,618	Fannie Mae Pool #772297 ‡‡	(AAA , Aaa)	03/01/34	5.500	1,627,166
2,224	Fannie Mae Pool #790724 ‡‡	(AAA , Aaa)	09/01/34	5.500	2,236,589
1,431	Fannie Mae Pool #794268 ‡‡	(AAA , Aaa)	09/01/34	6.500	1,480,988
748	Fannie Mae Pool #822087	(AAA , Aaa)	07/01/35	7.000	790,506
1,426	Fannie Mae Pool #822747 ‡‡	(AAA , Aaa)	05/01/35	6.500	1,475,239
1,920	Fannie Mae Pool #826514 ‡‡	(AAA , Aaa)	07/01/35	6.000	1,971,225
1,645	Fannie Mae Pool #826609 ‡‡	(AAA , Aaa)	08/01/35	4.500	1,579,136
1,620	Federal Home Loan Bank Global Bonds	(AAA , Aaa)	06/18/14	5.250	1,703,563
4,040	FNMA TBA	(AAA , Aaa)	08/01/35	5.000	3,979,400
2,070	FNMA TBA	(AAA , Aaa)	08/01/35	5.500	2,080,996
2,320	Freddie Mac Global Notes	(AAA , Aaa)	11/15/13	4.875	2,380,633
1,510	Freddie Mac Global Subordinated Notes	(AAA , Aaa)	03/21/11	5.875	1,602,980
1,698	Freddie Mac Pool #A23629	(AAA , Aaa)	06/01/34	5.000	1,672,621
1,333	Freddie Mac Pool #A24892	(AAA , Aaa)	07/01/34	6.000	1,361,821
1,259	Freddie Mac Pool #A26682	(AAA , Aaa)	09/01/34	6.000	1,286,929
1,545	Freddie Mac Pool #A36194	(AAA , Aaa)	08/01/35	5.000	1,521,614
704	Freddie Mac Pool #B11354	(AAA , Aaa)	12/01/18	5.000	706,872
1,599	Freddie Mac Pool #E01216	(AAA , Aaa)	10/01/17	5.500	1,632,336
1,487	Ginnie Mae Pool #003666	(AAA , Aaa)	01/20/35	6.000	1,525,458
1,715	GS Mortgage Securities Corp. II, Series
	2004-GG2, Class A4	(AAA , Aaa)	08/10/38	4.964	1,727,870
923	JPMorgan Chase Commercial Mortgage
	Securities Corp., Series 2004-CB9, Class A1 #	(AAA , Aaa)	06/12/41	3.475	902,504
1,730	JPMorgan Chase Commercial Mortgage Securities
	Corp., Series 2005-CB12, Class AM #	(AAA , Aaa)	09/12/37	4.948	1,738,585
291	LB-UBS Commercial Mortgage Trust, Series
	2003-C3, Class A1	(AAA , Aaa)	05/15/27	2.599	280,288
1,583	LB-UBS Commercial Mortgage Trust, Series
	2004-C1, Class A1	(AAA , Aaa)	01/15/29	2.964	1,527,191
1,675	LB-UBS Commercial Mortgage Trust, Series
	2005-C3, Class AM	(AAA , Aaa)	07/15/40	4.794	1,652,351

TOTAL MORTGAGE-BACKED SECURITIES (Cost $76,425,896)					76,172,072

FOREIGN BONDS (7.5%)
Asset Backed Securities (1.1%)
1,700	Pure Mortgages, Series 2004-1A, Class A
	(Ireland) #	(AAA , Aaa)	02/28/34	3.620	1,700,000

Banks (1.1%)
695	Korea Development Bank, Global Notes (South Korea)	(A , A3)	07/20/09	4.750	695,584
915	Royal Bank of Scotland Group PLC, Series 3,
	Global Bonds (Callable 12/31/05 @ $100.00)
	(United Kingdom)	(A , A1)	11/29/49	7.816	928,781

					1,624,365

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Beverages (0.8%)
$885	Diageo Capital PLC, Global Notes
	(United Kingdom)	(A , A2)	05/03/10	4.375	$877,076
420	Diageo Finance BV, Global Company Guaranteed
	Notes (Netherlands)	(A , A2)	04/01/11	3.875	404,034

					1,281,110

Chemicals (0.1%)
210	Methanex Corp., Yankee Notes (Canada)	(BBB- , Ba1)	08/15/05	7.750	209,738

Diversified Financials (0.3%)
505	BTM Curacao Holdings NV, Rule 144A, Bank
	Guaranteed Notes (Callable 07/21/10 @ 100.00)
	(Netherlands) ‡#	(A- , A2)	07/21/15	4.760	502,283

Electric (0.2%)
330	Compania Nacional de Transmision Electrica SA,
	Global Senior Notes (Chile)	(A- , Baa1)	04/15/11	7.875	372,957

Holding Companies-Diversified (0.6%)
890	Pacificorp Australia, Rule 144A, Bonds
	(Australia) ‡	(AAA , Aaa)	01/15/08	6.150	923,096

Insurance (0.2%)
250	Everest Reinsurance Holdings, Notes (Bermuda)	(A- , A3)	10/15/14	5.400	251,060

Media (0.3%)
425	Thomson Corp., Global Notes (Canada)	(A- , A3)	01/05/12	6.200	454,891

Mining (0.2%)
275	Falconbridge, Ltd., Notes (Canada)	(BBB- , Baa3)	06/15/17	5.500	272,173

Miscellaneous Manufacturing (0.5%)
750	Tyco International Group SA, Yankee Company
	Guaranteed Notes (Luxembourg)	(BBB , Baa3)	10/15/11	6.375	813,501

Oil & Gas (0.7%)
185	Canadian Natural Resources, Ltd., Yankee
	Notes (Canada)	(BBB+ , Baa1)	07/15/11	6.700	201,117
400	Nexen, Inc., Yankee Notes (Canada)	(BBB- , Baa2)	03/10/35	5.875	398,081
430	Petroliam Nasional Berhad, Rule 144A, Bonds
	(Malaysia) ‡§	(A- , A1)	08/15/15	7.750	520,349

					1,119,547

Pipelines (0.2%)
240	Trans-Canada Pipelines, Ltd., Yankee Bonds
	(Canada)	(A- , A2)	01/15/15	4.875	238,487

Sovereign (0.9%)
410	United Mexican States, Global Notes (Mexico)	(BBB , Baa1)	12/30/19	8.125	496,715
495	United Mexican States, Series MTN, Global
	Notes (Mexico) §	(BBB , Baa1)	01/16/13	6.375	524,452
320	United Mexican States, Series MTNA, Global
	Notes (Mexico)	(BBB , Baa1)	04/08/33	7.500	367,040

					1,388,207

Telecommunications (0.3%)
390	Deutsche Telekom International Finance BV, Global
	Company Guaranteed Notes (Netherlands) #	(A- , A3)	06/15/30	8.750	523,294

TOTAL FOREIGN BONDS (Cost $11,654,558)					11,674,709

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (8.5%)
$1,661	Treasury Inflation-Index Notes §	(AAA , Aaa)	07/15/14	2.000	$1,679,009
4,668	Treasury Inflation-Index Notes §	(AAA , Aaa)	01/15/15	1.625	4,565,916
1,640	Treasury Inflation-Index Notes §	(AAA , Aaa)	01/15/25	2.375	1,731,821
780	United States Treasury Bonds §	(AAA , Aaa)	02/15/23	7.125	1,021,160
975	United States Treasury Bonds §	(AAA , Aaa)	02/15/31	5.375	1,108,225
455	United States Treasury Notes §	(AAA , Aaa)	09/30/06	2.500	447,731
1,490	United States Treasury Notes §	(AAA , Aaa)	07/15/10	3.875	1,473,820
1,155	United States Treasury Notes §	(AAA , Aaa)	05/15/15	4.125	1,140,744

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $13,332,650)					13,168,426

MUNICIPAL BONDS (2.4%)
California (0.4%)
585	California Educational Facilities Authority Revenue
	Bonds, University of Southern California,
	Series C	(AA+ , Aa1)	10/01/33	5.000	621,147

New York (0.7%)
975	New York City Municipal Water Finance Authority
	Revenue Bonds, Water & Sewer Systems,
	Series D	(AA+ , Aa2)	06/15/37	5.000	1,024,598

Texas (1.3%)
1,985	University of Texas, University Revenue Bonds,
	Financing Systems, Series D	(AAA , Aaa)	08/15/34	5.000	2,082,861

TOTAL MUNICIPAL BONDS (Cost $3,707,906)					3,728,606

NUMBER
OF SHARES

COMMON STOCK (0.0%)
Food (0.0%)
105	Archibald Candy Corp. *^ (Cost $8,925)				0

PREFERRED STOCK (0.4%)
Telecommunications (0.4%)
400	Centaur Funding Corp., Series B, Rule 144A ‡ (Cost $405,680)				528,875

WARRANTS (0.0%)
Building Materials (0.0%)
65	Dayton Superior Corp., Rule 144A, strike price $0.01, expires 06/15/09 *‡				1

Telecommunications (0.0%)
40	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10 *‡^				0
70	IWO Holdings, Inc., Rule 144A, strike price $7.00, expires 01/15/11 *‡^				0
					0

TOTAL WARRANTS (Cost $3,300)					1

SHORT-TERM INVESTMENTS (14.8%)
19,182,623	State Street Navigator Prime Fund§§				19,182,622

Par
(000)

$3,583	State Street Bank and Trust Co. Euro Time Deposit ^^		08/01/05	2.350	3,583,000
235	United States Treasury Bills ^^		08/04/05	2.900	234,945

TOTAL SHORT-TERM INVESTMENTS (Cost $23,000,567)					23,000,567

						Value

TOTAL INVESTMENTS AT VALUE (116.5%) (Cost $180,603,262)						$180,792,220

LIABILITIES IN EXCESS OF OTHER ASSETS (-16.5%)						(25,602,041)

NET ASSETS (100.0%)						$155,190,179

OPEN FUTURES CONTRACTS
						Unrealized
	Number of		Expiration	Contract	Contract	Appreciation
Futures Contract	Contracts		Date	Amount	Value	(Depreciation)

Federal Republic of
Germany 10 Year
Bonds Futures	29		09/8/05	$4,296,006	$4,313,285	$17,279
U.S. Treasury 2 Year
Notes Futures	74		09/30/05	15,368,065	15,279,844	(88,221)

				19,664,071	19,593,129	(70,942)

U.S. Treasury 20 Year
Bonds Futures	(35)		09/21/05	(4,113,172)	(4,035,938)	77,234
U.S. Treasury 5 Year
Notes Futures	(50)		09/21/05	(5,388,803)	(5,360,156)	28,647
U.S. Treasury 10 Year
Notes Futures	(247)		09/21/05	(27,806,341)	(27,413,141)	393,200

				(37,308,316)	(36,809,235)	499,081

				$(17,644,245)	$(17,216,106)	$428,139

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
		Foreign Currency
Forward Foreign	Expiration	To Be		Contract	Contract	Unrealized
Currency Contract	Date	Purchased/(Sold)		Amount	Value	Gain (Loss)

Australian Dollar	10/13/05	A$	3,080,000	$2,293,337	$2,331,774	$38,437
Australian Dollar	10/13/05	A$	(3,080,000)	(2,307,413)	(2,331,774)	(24,361)
British Pound	10/13/05		£857,000	1,502,132	1,506,141	4,009
European Economic Unit	10/13/05		€5,590,000)	(6,775,177)	(6,811,169)	(35,992)
Japanese Yen	10/13/05		¥779,500,000	7,008,390	7,006,321	(2,069)
Japanese Yen	10/13/05		¥(512,000,000)	(4,601,667)	(4,601,971)	(304)
Norwegian Krone	10/13/05	NKr	10,000,000	1,532,356	1,548,548	16,192
Swedish Krona	10/13/05	SKr	12,000,000	1,535,528	1,553,357	17,829

				$187,486	$201,227	$13,741

INVESTMENT ABBREVIATIONS BKNT = Bank Notes MTN = Medium Term Notes MTNA = Medium Term Notes, Series A TBA = To be Announced NR = Not Rated

†	Credit ratings given by The Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $8,640,292 or 5.57% of net assets.
‡‡	Collateral segregated for futures contracts.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
^^	Collateral segregated for TBA securities.
#	Variable rate obligations – The interest rate shown is the rate as of July 31, 2005.
ø	Bond is currently in default.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $180,603,262, $1,498,716, $(1,309,758) and $188,958, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse Fixed Income Fund

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005